Document And Entity Information	Dec. 12, 2024
Document Information Line Items
Entity Registrant Name	Royale Energy, Inc.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001694617
Document Period End Date	Dec. 12, 2024
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	000-55912
Entity Tax Identification Number	81-4596368
Entity Address, Address Line One	1530 Hilton Head Road, Suite 205
Entity Address, City or Town	El Cajon
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92019
City Area Code	(619)
Local Phone Number	383-6600
Title of 12(b) Security	None
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
No Trading Symbol Flag	true